Accounts receivable	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	Accounts receivable

	Note	December 31, 2023	December 31, 2022
Trade	9	$65,386	$39,625
Holdbacks		363	372
Accrued trade receivables		16,556	33,207
Contract receivables		$82,305	$73,204
Other		15,550	10,607
		$97,855	$83,811